Revenue (Tables)	6 Months Ended
Sep. 30, 2024
Revenue [Abstract]
Schedule of Revenue
	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)
Income from wealth management services:
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts	5,627,419	5,085,150
Realized gain on trading of listed securities, funds and derivative contracts	14,093,235	—
Total revenue	19,720,654	5,085,150